IFRS 7 Disclosure (Market Risk - Portfolio Market Risk Measures) (Details) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Market Risk [Line Items]
Total VaR (one-day measure)	$ 39.0
Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	21.5
Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(51.1)
Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	7.9
Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	20.8
Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	11.9
Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	3.7
Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	24.3
Average risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	35.9	$ 28.4	$ 27.9	$ 32.1	$ 29.0
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	23.4	19.6	18.9	21.5	19.9
Average risk [member] | Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(56.9)	(41.8)	(52.8)	(49.2)	(51.9)
Average risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	12.8	12.4	20.8	12.6	19.3
Average risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	20.1	19.8	26.5	19.9	27.9
Average risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	9.6	8.3	7.5	8.9	7.3
Average risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	3.8	4.1	3.1	3.9	2.7
Average risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	23.1	$ 6.0	$ 3.9	$ 14.5	$ 3.8
High risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	43.5
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	28.0
High risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	21.1
High risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	23.5
High risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	20.8
High risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	6.1
High risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	28.6
Low risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	28.5
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	20.1
Low risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	7.0
Low risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	16.5
Low risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	6.8
Low risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	2.4
Low risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	$ 16.8